Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Comprehensive Income Statement) (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest income	$ 312,821	$ 252,291	$ 140,033
Income before income taxes	4,199,392	3,017,440	5,301,134
Income taxes	752,462	1,122,809	936,394
Net income for the year	3,446,930	1,894,631	4,364,740
Comprehensive income for the year	2,831,763	1,364,726	7,172,037
Net income attributable to:
Controlling interest	(206,417)	(145)	1,458,377
Net income for the year	3,446,930	1,894,631	4,364,740
Comprehensive income attributable to:
Controlling interest	3,046,560	1,368,112	5,825,369
Comprehensive income net for the year	$ 2,831,763	$ 1,364,726	$ 7,172,037
Income per share (controling interest) (Mexican pesos)	$ 7.46	$ 3.84	$ 5.97
Previously presented [Member]
Statement Line Items [Line Items]
Interest income		$ 54,238	$ 108,151
Income before income taxes		2,819,387	5,269,252
Income taxes		(1,097,860)	(926,041)
Net income for the year		1,721,527	4,343,211
Comprehensive income for the year		1,191,622	7,150,508
Net income attributable to:
Controlling interest		1,721,672	2,884,834
Net income for the year		1,721,527	4,343,211
Comprehensive income attributable to:
Controlling interest		1,195,008	5,803,840
Comprehensive income net for the year		$ 1,191,622	$ 7,150,508
Income per share (controling interest) (Mexican pesos)		$ 3.49	$ 5.93
Modified [Member]
Statement Line Items [Line Items]
Interest income		$ 252,291	$ 140,033
Income before income taxes		3,017,440	5,301,134
Income taxes		(1,122,809)	(936,394)
Net income for the year		1,894,631	4,364,740
Comprehensive income for the year		1,364,726	7,172,037
Net income attributable to:
Controlling interest		1,894,776	2,906,363
Net income for the year		1,894,631	4,364,740
Comprehensive income attributable to:
Controlling interest		1,368,112	5,825,369
Comprehensive income net for the year		$ 1,364,726	$ 7,172,037
Income per share (controling interest) (Mexican pesos)		$ 3.84	$ 5.97